WorldNet Inc. of Nevada (A Development Stage Company) Condensed Balance Sheet (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash	$ 1,048	$ 576
Prepaid expense	0	2,500
Total Current Assets	1,048	3,076
TOTAL ASSETS	1,048	3,076
CURRENT LIABILITIES
Accounts Payable	93,300	86,475
Total Current Liabilities	93,300	86,475
TOTAL LIABILITIES	93,300	86,475
STOCKHOLDERS' EQUITY
Common Stock, $.001 par value; 25,000,000 shares authorized; 18,500,000 shares issued and outstanding	18,500	18,500
Additional Paid-in Capital	47,500	47,500
Deficit Accumulated During the Development Stage	(158,252)	(149,399)
Total Stockholders' Equity	(92,252)	(83,399)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,048	$ 3,076